Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
Common Stock, Par or Stated Value Per Share	$ 0.0000005	$ 0.0000005
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	200,000,000	200,000,000
Common Stock, Shares, Outstanding	200,000,000	200,000,000